Deferred tax liabilities (Details 2) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities	€ 10,169	€ 10,953	€ 10,780
Deferred tax assets, gross	(13,609)	(13,698)	(12,307)
Impairments of deferred tax assets	5,262	5,622
Deferred tax assets, net	(8,347)	(8,076)	(7,208)
Net deferred tax liabilities	1,822	2,877	€ 3,572
Accelerated Tax Depreciation [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities	8,323	8,899
Difference Between The Fair Value And Carrying Amount of Assets Acquired [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities	1,106	1,269
Site Restoration And Abandonment Tangible Assets [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities	305	348
Application of the Weighted Average Cost Method in Evaluation of Inventories [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities	70	81
Other Deferred Tax Liabilities Gross [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax liabilities	365	356
Carry Forward Tax Losses [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(5,240)	(4,722)
Site Restoration And Abandonment Provisions For Contingencies [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(2,747)	(2,881)
Timing Differences On Depreciation And Amortization [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(2,164)	(2,260)
Accruals For Impairment Losses And Provisions For Contingencies [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(1,404)	(1,413)
Impairment Losses [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(801)	(906)
Over/Underlifting [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(395)	(270)
Employee Benefits [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(194)	(163)
Unrealized Intercompany Profits [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	(130)	(118)
Other Deferred Tax Assets Gross [Member]
DisclosureOfDeferredTaxLiabilitiesLineItems [Line Items]
Deferred tax assets, gross	€ (534)	€ (965)